Goodwill and Purchased Intangibles Assets - Summary of Intangible Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Cost	$ 6,560
Accumulated Amortization	(1,407)
Foreign Currency Translation Adjustments	(241)
Net	4,912
Developed Technology
Finite Lived Intangible Assets [Line Items]
Cost	5,200
Accumulated Amortization	(1,118)
Foreign Currency Translation Adjustments	(191)
Net	3,891
Remaining Useful Life	2 years 8 months 12 days
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Cost	1,300
Accumulated Amortization	(244)
Foreign Currency Translation Adjustments	(48)
Net	1,008
Remaining Useful Life	3 years 2 months 12 days
Trade Name
Finite Lived Intangible Assets [Line Items]
Cost	60
Accumulated Amortization	(45)
Foreign Currency Translation Adjustments	(2)
Net	$ 13
Remaining Useful Life	2 months 12 days